Share-based payment - Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates (Parenthetical) (Detail) - 1 months ended Jul. 31, 2019	¥ / shares	$ / shares
Genetron Health
Statements [Line Items]
Weighted average share price | (per share)	¥ 1.00	$ 0.03